TAX SITUATION - Additional Information (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of tax situation [Line Items]
Applicable Tax Rate	29.50%	29.50%	29.50%	29.50%
Percentage of workers profit sharing	5.00%	5.00%
Average effective tax rate	27.14%	27.14%	27.20%	24.99%
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss | S/		S/ 26.6	S/ 5.3	S/ 32.1
Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable Tax Rate	27.00%	27.00%	27.00%
Peru [Member]
Disclosure of tax situation [Line Items]
Applicable Tax Rate	29.50%	29.50%	29.50%
Bolivia [Member]
Disclosure of tax situation [Line Items]
Applicable Tax Rate	25.00%	25.00%	25.00%
Change in percentage of ROE	6.00%	6.00%
Tax rate effect from change in tax rate	(25.00%)	(25.00%)
Average effective tax rate	50.00%	50.00%
Chile [Member] | Top of range [member]
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate	4.00%	4.00%
Chile [Member] | Bottom of range [member]
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate	35.00%	35.00%
Colombia [Member]
Disclosure of tax situation [Line Items]
Applicable Tax Rate	33.00%	33.00%	33.00%
Surcharge Rate			4.00%
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss | $	$ 800.0